Acquisitions, Dispositions and Other Transactions (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended		3 Months Ended			12 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended				12 Months Ended	0 Months Ended
	Dec. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013	Dec. 31, 2012 Reclassification adjustment five	Dec. 31, 2013 Common Stock	Apr. 10, 2013 Common Stock	Dec. 31, 2012 Common Stock	Jun. 18, 2013 Rochon Capital	Aug. 24, 2012 Rochon Capital	Dec. 31, 2013 Rochon Capital	Sep. 30, 2014 Rochon Capital	Apr. 10, 2013 Rochon Capital	Dec. 31, 2013 Paperly	Dec. 31, 2013 Paperly Rochon Capital	Dec. 20, 2013 MSK	Dec. 31, 2013 MSK	Dec. 31, 2013 MSK Rochon Capital	Oct. 22, 2013 AEI item	Dec. 31, 2013 AEI	Dec. 31, 2013 AEI Rochon Capital	Oct. 22, 2013 AEI Promissory note	Oct. 02, 2013 TBT	Dec. 31, 2013 TBT	Dec. 31, 2013 TBT Rochon Capital	Aug. 22, 2013 Your Inspiration At Home Acquisition Ltd.	Dec. 31, 2013 Your Inspiration At Home Acquisition Ltd.	Dec. 31, 2013 Your Inspiration At Home Acquisition Ltd. Rochon Capital	Jun. 14, 2013 TLC	Jun. 30, 2013 TLC	Mar. 31, 2013 TLC	Dec. 31, 2012 TLC	Dec. 31, 2013 TLC	Dec. 31, 2013 TLC	Mar. 18, 2013 TLC	Mar. 18, 2013 TLC Convertible notes one	Dec. 31, 2013 TLC Convertible notes one	Dec. 31, 2012 TLC Convertible notes one	Jun. 14, 2013 TLC Convertible notes one The Tamala L. Longaberger Recoverable Trust	Mar. 18, 2013 TLC Promissory note	Dec. 31, 2013 TLC Promissory note	Mar. 14, 2013 TLC Promissory note	Dec. 31, 2012 TLC Promissory note	Dec. 31, 2013 All other	Aug. 24, 2012 HCG Common Stock
Acquisitions
Assumed seller's liabilities																		$ 45,376		$ 35,028
Common stock issuable in consideration (in shares)																		7,797		15,891			372,330				88,349			225,649
Par value of common stock issuable in consideration (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001						$ 0.0001
Value of common stock issuable in consideration																		73,285		133,446			3,400,000				600,000			1,300,000
Earn-out as a percentage of EBITDA																		10.00%		5.00%
Earn-out recorded in other long-term liabilities																		8,639			5,894
Fair value of the consideration						15,606,938												81,908			139,340			3,162,063														10,500,000										1,944,875
Payable recorded due to non delivery of shares of common stock																		73,285			133,446			263,373
Goodwill		4,676,397		4,676,397		4,422,928												293,317			155,856			1,937,801				600,000			1,300,000						0	0										2,487,535
Number of shares of common stock not delivered																								28,628
Proceeds from sale of The Longaberger Golf Club	4,036,000
Gain on sale of The Longaberger Golf Club included in selling, general and administrative expenses	2,000
Ownership interest acquired of the voting stock (as a percent)																				90.00%																			64.60%
Principal amount of Note																										1,700,000															6,500,000	6,500,000	6,500,000		4,000,000	4,000,000	4,000,000
Number of countries in which products are sold																							40
Principal amount of purchase money note																							1,700,000
Common stock issued to settle convertible notes (in shares)																																	1,625,000
Additional shares issuable under Share Exchange Agreement															25,240,676	25,240,676	25,240,676
Consideration for transfer of shares													0
Shares transferred in private transaction													1,625,000
Shares cancelled related to acquisition															686,328				155,926			317,804			372,330				88,349			225,649
Ownership interest acquired of all the stock (as a percent)																																							51.70%
Amount of debt																																								6,500,000				4,000,000
Acquisition related costs																																		165,000	138,000	338,000
Issuance of restricted common stock in connection with the merger (in shares)																																																	21,904,302
Percentage of issued and outstanding shares issued for acquisition														90.00%
Authorized number of shares of common stock		250,000,000		250,000,000		250,000,000		5,000,000,000		5,000,000,000	250,000,000	490,000,000
Revenues																																					72,666,018
Net loss attributed to CVSL																																					(1,623,461)
Unaudited pro forma consolidated results
Revenues						101,330,694	116,046,062
Net loss attributed to CVSL						(9,699,450)	(9,544,932)
Basic and diluted loss per share:
Weighted average common share outstanding						49,705,125	22,563,720
Net loss per share attributable to CVSL (in dollars per share)						$ (0.20)	$ (0.42)
Revenues		$ 24,017,441	$ 24,292,400	$ 75,274,480	$ 49,136,204	$ 84,850,502	$ 930,073		$ 2,245,907